Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Maturities of Long-term Debt

The principal amount of long-term debt outstanding as of March 31, 2013 matures in the following years:

(MILLIONS OF DOLLARS)	2014	2015	2016	2017	After 2017	Total
Maturities	$—	$—	$400	$—	$3,250	$3,650

The annual maturity of the allocated long-term debt outstanding as of December 31, 2012 follows:

(MILLIONS OF DOLLARS)	2013	2014	2015	2016	2017	After 2017	Total
Maturities	$73	$—	$92	$79	$—	$338	$582

Schedule of Long-term Debt Instruments

The components of our long-term debt follow:

(MILLIONS OF DOLLARS)	March 31, 2013	December 31, 2012
Allocated long-term debt	$—	$509
1.150% Senior Notes due 2016	400	—
1.875% Senior Notes due 2018	750	—
3.250% Senior Notes due 2023	1,350	—
4.700% Senior Notes due 2043	1,150	—

	3,650	509
Unamortized debt discount	(10)	—

Long-term debt / Allocated long-term debt	$3,640	$509

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The location and fair values of derivative instruments not designated as hedging instruments at March 31, 2013 are as follows:

(MILLIONS OF DOLLARS)	Balance Sheet Location	Fair Value of Derivatives
Foreign currency forward-exchange contracts	Other current assets	$2
Foreign currency forward-exchange contracts	Other current liabilities	(1)

Total foreign currency forward-exchange contracts		$1